Postretirement Health-Care And Life-Insurance Plans (Tables)	12 Months Ended
Jul. 02, 2011
Postretirement Health-Care And Life-Insurance Plans
Schedule Of Weighted Average Actuarial Assumptions

	2011	2010	2009
Net periodic benefit cost
Discount rate	5.1%	6.3%	6.4%
Plan obligations
Discount rate	5.3	5.1	6.3
Health-care cost trend assumed for the next year	8.0	8.0	8.5
Rate to which the cost trend is assumed to decline	5.0	5.0	5.0
Year that rate reaches the ultimate trend rate	2017	2016	2016

Schedule Of Effect Of One Percent Change In Health Care Trend Rates

	One	One
	Percentage	Percentage
	Point	Point
In millions	Increase	Decrease
Effect on total service and interest components	$1	$(1)
Effect on postretirement benefit obligation	9	(7)

Schedule Of Net Periodic Benefit Cost

In millions	2011	2010	2009
Components of defined benefit net periodic cost (income)
Service cost	$2	$1	$3
Interest cost	5	6	8
Net amortization and deferral	(13)	(13)	(11)
Net periodic benefit cost (income)	$(6)	$(6)	$–
Curtailment (gains)	$–	$–	$(12)

Schedule Of Funded Status Of Postretirement Health-Care And Life-Insurance Plans

In millions	2011	2010
Accumulated postretirement benefit obligation
Beginning of year	$104	$89
Service cost	2	1
Interest cost	5	6
Net benefits paid	(9)	(12)
Plan participant contributions	2	1
Actuarial (gain) loss	(12)	13
Plan amendments	–	7
Foreign exchange	1	(1)
End of year	93	104
Fair value of plan assets	1	–
Funded status	$(92)	$(104)
Amounts recognized on the consolidated balance sheets
Accrued liabilities	$(7)	$(9)
Other liabilities	(85)	(95)
Total liability recognized	$(92)	$(104)
Amounts recognized in accumulated other comprehensive loss
Unamortized prior service credit	$(137)	$(157)
Unamortized net actuarial loss	26	51
Unamortized net initial asset	(3)	(5)
Total	$(114)	$(111)